Note 9 - Commitments and Contingencies - Other Supplemental Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating leases (Year)	7 years 10 months 20 days
Finance leases (Year)	2 years 4 months 2 days
Operating leases	11.03%
Finance leases	8.28%
Operating cash flows from operating leases	$ 1,480,431
Operating cash flows from finance leases	156,854
Financing cash flows from finance leases	$ 979,170	$ 1,043,149